Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$85,265,353.61	0.2079643	$55,456,386.05	0.1352595	$29,808,967.56
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$709,595,353.61	0.5525024	$679,786,386.05	0.5292926	$29,808,967.56

Weighted Avg. Coupon (WAC)	3.43%		3.44%
Weighted Avg. Remaining Maturity (WARM)	43.23		42.29
Pool Receivables Balance	$753,788,248.59		$722,815,878.13
Remaining Number of Receivables	54,164		53,199

Adjusted Pool Balance	$729,005,798.41		$699,196,830.85

III. COLLECTIONS

Principal:
Principal Collections	$29,906,288.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$751,483.99
Total Principal Collections	$30,657,772.90

Interest:
Interest Collections	$2,249,761.80
Late Fees & Other Charges	$62,888.29
Interest on Repurchase Principal	$-
Total Interest Collections	$2,312,650.09

Collection Account Interest	$671.38
Reserve Account Interest	$81.55
Servicer Advances	$-

Total Collections	$32,971,175.92

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$32,971,175.92
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,971,175.92

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$628,156.87		$628,156.87	$628,156.87
Collection Account Interest					$671.38
Late Fees & Other Charges					$62,888.29
Total due to Servicer					$691,716.54

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$40,501.04		$40,501.04
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$546,389.79		$546,389.79	$546,389.79

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$31,546,792.51

9. Regular Principal Distribution Amount:					$29,808,967.56

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$29,808,967.56
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$29,808,967.56		$29,808,967.56
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$29,808,967.56		$29,808,967.56

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,737,824.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,782,450.18
Beginning Period Amount	$24,782,450.18
Current Period Amortization	$1,163,402.90
Ending Period Required Amount	$23,619,047.28
Ending Period Amount	$23,619,047.28
Next Distribution Date Amount	$22,484,788.41

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.66%	2.78%	2.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	52,456	98.18%	$709,625,714.18
30 - 60 Days	1.08%	574	1.41%	$10,202,958.92
61 - 90 Days	0.27%	145	0.36%	$2,566,276.21
91 + Days	0.05%	24	0.06%	$420,928.82
		53,199		$722,815,878.13
Total
Delinquent Receivables 61 + days past due	0.32%	169	0.41%	$2,987,205.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	173	0.40%	$3,040,139.66
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	174	0.39%	$3,080,254.13
Three-Month Average Delinquency Ratio	0.32%		0.40%

Repossession in Current Period		55		$1,011,141.08
Repossession Inventory		109		$705,501.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,066,081.55
Recoveries				$(751,483.99)
Net Charge-offs for Current Period				$314,597.56

Beginning Pool Balance for Current Period				$753,788,248.59

Net Loss Ratio				0.50%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$8,703,802.70
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$3,041,079.21
Number of Extensions				166